INCOME TAXES (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
INCOME TAXES
Schedule of deferred tax net assets
December 31,
2018
Deferred tax assets
Net operating losses	$(2,371)
Deferred tax liability
Net deferred tax assets	498
Less valuation allowance	(498)
Deferred tax asset - net valuation allowance	$-

	December 31	December 31,
	2019	2018
Deferred tax assets
Net operating losses	$(8,000)	$(2,371)
Deferred tax liability
Net deferred tax assets	1,680	498
Less valuation allowance	(1,680)	(498)
Deferred tax asset - net valuation allowance	$-	$-